12. FINANCIAL INSTRUMENTS (Details 6) - Foreign Exchange Risk [Member] - Cash flow hedges [member] R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$) ExchangeRate
Disclosure of detailed information about financial instruments [line items]
Designated amounts	R$ 4,087,804
Amortized part	(1,557,091)
Effect on Result	(790,353)	[1]
Impact on Shareholders' equity	R$ (1,255,770)
Export Prepayments In Us$ To Third Parties [Member]
Disclosure of detailed information about financial instruments [line items]
Designation date	11/03/2014
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	October 2016 - September 2019
Exchange rate on designation | ExchangeRate	2.4442
Designated amounts	R$ 500,000
Amortized part	(500,000)
Effect on Result	R$ (384,346)	[1]
Export Prepayments In Us$ To Third Parties [Member]
Disclosure of detailed information about financial instruments [line items]
Designation date	12/01/2014
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	October 2015 - February 2019
Exchange rate on designation | ExchangeRate	2.5601
Designated amounts	R$ 175,000
Amortized part	(175,000)
Effect on Result	R$ (23,184)	[1]
Export Prepayments In Us$ To Third Parties [Member]
Disclosure of detailed information about financial instruments [line items]
Designation date	12/18/2014
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	May 2020
Exchange rate on designation | ExchangeRate	2.6805
Designated amounts	R$ 30,000
Impact on Shareholders' equity	R$ (40,506)
Export Prepayments In Us$ To Third Parties [Member]
Disclosure of detailed information about financial instruments [line items]
Designation date	12/18/2014
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	May 2020
Exchange rate on designation | ExchangeRate	2.6780
Designated amounts	R$ 35,000
Impact on Shareholders' equity	R$ (47,345)
Export Prepayments In Us$ To Third Parties [Member]
Disclosure of detailed information about financial instruments [line items]
Designation date	12/18/2014
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	May 2020
Exchange rate on designation | ExchangeRate	2.6760
Designated amounts	R$ 35,000
Impact on Shareholders' equity	R$ (47,409)
Export Prepayments In Us$ To Third Parties [Member]
Disclosure of detailed information about financial instruments [line items]
Designation date	07/21/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	July 2019 - March 2021
Exchange rate on designation | ExchangeRate	3.1813
Designated amounts	R$ 60,000
Amortized part	(15,000)
Effect on Result	(11,254)	[1]
Impact on Shareholders' equity	R$ (38,223)
Export Prepayments In Us$ To Third Parties [Member]
Disclosure of detailed information about financial instruments [line items]
Designation date	07/23/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	July 2019 - March 2021
Exchange rate on designation | ExchangeRate	3.2850
Designated amounts	R$ 100,000
Amortized part	(25,000)
Effect on Result	(14,676)	[1]
Impact on Shareholders' equity	R$ (55,928)
Export Prepayments In Us$ To Third Parties [Member]
Disclosure of detailed information about financial instruments [line items]
Designation date	07/23/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	October 2018 - October 2022
Exchange rate on designation | ExchangeRate	3.2850
Designated amounts	R$ 30,000
Amortized part	(12,000)
Effect on Result	(4,315)	[1]
Impact on Shareholders' equity	R$ (13,423)
Export Prepayments In Us$ To Third Parties [Member]
Disclosure of detailed information about financial instruments [line items]
Designation date	07/24/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	October 2018 - October 2022
Exchange rate on designation | ExchangeRate	3.3254
Designated amounts	R$ 100,000
Amortized part	(40,000)
Effect on Result	(13,574)	[1]
Impact on Shareholders' equity	R$ (42,318)
Export Prepayments In Us$ To Third Parties [Member]
Disclosure of detailed information about financial instruments [line items]
Designation date	07/27/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	October 2018 - October 2022
Exchange rate on designation | ExchangeRate	3.3557
Designated amounts	R$ 25,000
Amortized part	(10,000)
Effect on Result	(3,242)	[1]
Impact on Shareholders' equity	R$ (10,125)
Export Prepayments In Us$ To Third Parties [Member]
Disclosure of detailed information about financial instruments [line items]
Designation date	07/27/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	October 2018 - October 2022
Exchange rate on designation | ExchangeRate	3.3557
Designated amounts	R$ 70,000
Amortized part	(28,000)
Effect on Result	(9,077)	[1]
Impact on Shareholders' equity	R$ (28,350)
Export Prepayments In Us$ To Third Parties [Member]
Disclosure of detailed information about financial instruments [line items]
Designation date	07/27/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	October 2018 - October 2022
Exchange rate on designation | ExchangeRate	3.3557
Designated amounts	R$ 30,000
Amortized part	(12,000)
Effect on Result	(3,890)	[1]
Impact on Shareholders' equity	R$ (12,150)
Export Prepayments In Us$ To Third Parties [Member]
Disclosure of detailed information about financial instruments [line items]
Designation date	07/28/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	October 2018 - October 2022
Exchange rate on designation | ExchangeRate	3.3815
Designated amounts	R$ 30,000
Amortized part	(12,000)
Effect on Result	(4,004)	[1]
Impact on Shareholders' equity	R$ (11,686)
Export Prepayments In Us$ To Third Parties [Member]
Disclosure of detailed information about financial instruments [line items]
Designation date	3/8/2015
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	Outubro de 2018 a Outubro de 2022
Exchange rate on designation | ExchangeRate	3.3940
Designated amounts	R$ 355,000
Amortized part	(84,091)
Effect on Result	(12,990)	[1]
Impact on Shareholders' equity	R$ (172,488)
Bond [Member]
Disclosure of detailed information about financial instruments [line items]
Designation date	4/2/2018
Hedging instrument	Bonds
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	July 2018 - February 2023
Exchange rate on designation | ExchangeRate	3.3104
Designated amounts	R$ 1,170,045
Amortized part	(644,000)
Effect on Result	(305,801)	[1]
Impact on Shareholders' equity	R$ (378,915)
Bonds and Export prepayments in US$ [Member]
Disclosure of detailed information about financial instruments [line items]
Designation date	7/31/2019
Hedging instrument	Bonds and Export prepayments in US$
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	January 2020 - April 2026
Exchange rate on designation | ExchangeRate	3.7649
Designated amounts	R$ 1,342,759
Impact on Shareholders' equity	R$ (356,904)

[1]	In 2019, was recognized in other operating, the amount of (R$790,353). On December 31,2018 was (R$370,191).